Segment information - Schedule of Operating Results per Geographic Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 18,302	€ 17,320	€ 13,763
Comparable operating profit	2,373	2,138	1,772
Items impacting comparability	(34)	(52)	(256)
Operating profit	2,339	2,086	1,516
Total finance costs, net	(120)	(114)	(129)
Non-operating items	(16)	(15)	(5)
Profit before taxes	2,203	1,957	1,382
Restructuring charges including accelerated depreciation	94	163	153
Other income	107	96	0
Net income from reimbursements under insurance policies		11
Mineral rights
Disclosure of disaggregation of revenue from contracts with customers [line items]
Disposals, intangible assets other than goodwill	35
Mineral rights | Change in useful life
Disclosure of disaggregation of revenue from contracts with customers [line items]
Disposals, intangible assets other than goodwill	27
Administrative expenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Restructuring charges including accelerated depreciation	85	143	91
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,553	13,529	11,584
Comparable operating profit	1,888	1,670	1,500
Depreciation and amortisation expense	558	549	564
API
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,749	3,791	2,179
Comparable operating profit	485	468	272
Depreciation and amortisation expense	196	223	162
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,385	2,339	1,359
Royalty income	18	96
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,018	€ 2,682	€ 2,335
Gain on sale of distribution centre in Great Britain	€ 54